Employee Benefit Plans (Restricted Shares Activity And Related Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Restricted Awards, beginning balance	142,469	116,711	108,209
Restricted Awards, Granted	27,162	35,083	23,336
Restricted Awards, Forfeited/Vested	(6,200)	(9,325)	(14,834)
Restricted Awards, ending balance	163,431	142,469	116,711
Average Market Price at Grant, Granted	$ 39.72	$ 38.07	$ 34.94